Accumulated Losses	12 Months Ended
Jan. 31, 2019
Accumulated Losses
Accumulated Losses

24	Accumulated Losses

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s

(Accumulated losses)/retained earnings at the beginning of ther period	(72,431)	(34,838)	(18,859)
Loss for the period	(49,220)	(37,593)	(15,979)
Accumulated losses at the end of ther period	(121,651)	(72,431)	(34,838)